INCOME TAXES - Income tax paid - (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income tax paid
Income tax paid	$ 8.3	$ 5.7
Withholding taxes
Income tax paid
Income tax paid	$ 0.3	$ 0.1